YieldMax Innovation Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 2.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.0%
ARK Innovation ETF, Expiration: 8/7/2026; Exercise Price: $75.50	$12,538,240	1,760	$92,400
ARK Innovation ETF, Expiration: 8/7/2026; Exercise Price: $74.50	17,810,000	2,500	96,250
ARK Innovation ETF, Expiration: 9/18/2026; Exercise Price: $82.00	30,348,240	4,260	443,040
			631,690

TOTAL PURCHASED OPTIONS (Cost $2,767,648)			631,690

SHORT-TERM INVESTMENTS - 110.7%
Money Market Funds - 3.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,209,663	1,209,663

U.S. Treasury Bills - 106.8%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$10,000,000	9,997,004
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		8,687,000	8,659,995
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		1,164,000	1,155,332
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		3,245,000	3,201,308
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		10,024,000	9,815,906
			32,829,545

TOTAL SHORT-TERM INVESTMENTS (Cost $34,034,873)			34,039,208

TOTAL INVESTMENTS - 112.7% (Cost $36,802,521)			$34,670,898
Liabilities in Excess of Other Assets - (12.7)%			(3,919,141)
TOTAL NET ASSETS - 100.0%			$30,751,757

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $10,989,530.

YieldMax Innovation Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (17.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.6)%
ARK Innovation ETF, Expiration: 8/7/2026; Exercise Price: $73.00	$(7,124,000)	(1,000)	$(75,000)
ARK Innovation ETF, Expiration: 8/7/2026; Exercise Price: $72.00	(23,224,240)	(3,260)	(409,130)
			(484,130)

Put Options - (16.1)%
ARK Innovation ETF, Expiration: 9/18/2026; Exercise Price: $82.01	(30,348,240)	(4,260)	(4,958,597)

TOTAL WRITTEN OPTIONS (Premiums received $2,920,382)			$(5,442,727)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.